Convertible Debentures (Details Narrative)		1 Months Ended	12 Months Ended
	Mar. 05, 2021 shares	Apr. 30, 2021 shares	Oct. 31, 2021 $ / shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 CAD ($) $ / shares shares	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Value of shares converted				$ 112,863	$ 150,000
Number of shares converted | shares				1,038,095	1,038,095
Original principal loan amount				$ 2,169,135				$ 2,950,000
Due date				Nov. 01, 2021	Nov. 01, 2021
Convertible debentures				$ 2,138,925				$ 2,850,000
Interest rate				8.00%	8.00%
Conversion Price | $ / shares			$ 0.125		$ 0.125
Number of warrants cancelled | shares				6,818,182	6,818,182
Number of warrants issued | shares	21,056,890	23,162,579		6,818,182	6,818,182
Derivative liability | $				$ 787,264		$ (132,000)
Fair value of warrants | $				583,390		$ 249,320
Unrealized gain | $				221,820
Gain on derecognition of derivative liability | $				$ 244,572
Convertible debentures description				Company issued secured convertible debentures with aggregate principal of CAD$1,500,000 ($1,105,126). The convertible debentures bear interest at 2% quarterly payable on the last day of March, June, September, and December. The convertible debentures were scheduled to mature on August 10, 2020; the maturity date was extended to November 1, 2021 by an agreement dated July 10, 2020 (Note 14.1). The debentures were secured by a general security agreement granting a security interest in the Company’s property and assets. The debentures could be converted by the holder into common shares of the Company at a conversion price of CAD$0.44 per share. If at any time while the debentures were outstanding, the Company issued securities at a price per security lower than CAD$0.44 per share, the conversion price for any unconverted portion of the convertible debentures would be reduced to such lower price per security. The adjustment to the conversion price was considered a derivative, as it changes in relation to the share price of the Company and does not meet the fixed for fixed criteria. In connection with the issuance of the convertible debentures, the Company paid issuance costs of $47,975. The Company also issued 3,409,091 warrants to the convertible debenture holders, as described in Note 17.9. Of the total debt issuance costs of $47,975, $10,165 was allocated to the derivative liability and included as expenses in the statement of loss and comprehensive loss.	Company issued secured convertible debentures with aggregate principal of CAD$1,500,000 ($1,105,126). The convertible debentures bear interest at 2% quarterly payable on the last day of March, June, September, and December. The convertible debentures were scheduled to mature on August 10, 2020; the maturity date was extended to November 1, 2021 by an agreement dated July 10, 2020 (Note 14.1). The debentures were secured by a general security agreement granting a security interest in the Company’s property and assets. The debentures could be converted by the holder into common shares of the Company at a conversion price of CAD$0.44 per share. If at any time while the debentures were outstanding, the Company issued securities at a price per security lower than CAD$0.44 per share, the conversion price for any unconverted portion of the convertible debentures would be reduced to such lower price per security. The adjustment to the conversion price was considered a derivative, as it changes in relation to the share price of the Company and does not meet the fixed for fixed criteria. In connection with the issuance of the convertible debentures, the Company paid issuance costs of $47,975. The Company also issued 3,409,091 warrants to the convertible debenture holders, as described in Note 17.9. Of the total debt issuance costs of $47,975, $10,165 was allocated to the derivative liability and included as expenses in the statement of loss and comprehensive loss.	GR Unlimited issued a series of secured convertible debentures with aggregate principal of CAD$1,500,000 ($1,141,060). This series of convertible debentures bear interest at 2% quarterly payable on the last day of March, June, September, and December. The convertible debentures mature twenty-four months from the effective date of the agreement or December 1, 2018 if a change in ownership has not occurred. The debentures are secured by a general security agreement granting a security interest in all of GR Unlimited’s property and assets. The debentures can be converted by the holder into common units of GR Unlimited at a conversion price of CAD$0.44 per Unit. In the event of a default, the Conversion Price shall be reduced to CAD$0.05 per Unit. In connection with the issuance of the convertible debentures, GR Unlimited incurred issuance costs of $111,746.	GR Unlimited issued a series of secured convertible debentures with aggregate principal of CAD$1,500,000 ($1,141,060). This series of convertible debentures bear interest at 2% quarterly payable on the last day of March, June, September, and December. The convertible debentures mature twenty-four months from the effective date of the agreement or December 1, 2018 if a change in ownership has not occurred. The debentures are secured by a general security agreement granting a security interest in all of GR Unlimited’s property and assets. The debentures can be converted by the holder into common units of GR Unlimited at a conversion price of CAD$0.44 per Unit. In the event of a default, the Conversion Price shall be reduced to CAD$0.05 per Unit. In connection with the issuance of the convertible debentures, GR Unlimited incurred issuance costs of $111,746.
Estimated fair value of the derivative liability				$ 232,925	$ 316,151	$ 124,660	$ 164,053
Creditors [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares				1,590,909	1,590,909